Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Current derivative assets	$ 2,276	$ 8,112
Non-current derivative assets	1,908	5,189
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Carrying Amount | Recurring
Financial assets:
Cash and cash equivalents	88,983	66,933
Financial liabilities:
Long-term debt, current and non-current	959,633	909,653
Carrying Amount | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	2,276	8,112
Non-current derivative assets	1,908	5,189
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Carrying Amount | Non-Recurring
Financial liabilities:
Non-current asset: Vessel	59,498
Fair Value | Recurring
Financial assets:
Cash and cash equivalents	88,983	66,933
Financial liabilities:
Long-term debt, current and non-current	941,525	887,192
Fair Value | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	2,276	8,112
Non-current derivative assets	1,908	$ 5,189
Financial liabilities:
Current derivative liabilities	247
Non-current derivative liabilities	909
Fair Value | Non-Recurring
Financial liabilities:
Non-current asset: Vessel	$ 59,498